CASH FLOW INFORMATION - Summary of Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	$ 31,043	$ 55,818
Changes in cash flows	9,504	(24,257)
Foreign exchange adjustments	2,932	(1,342)
Acquisition lease	1,458	831
Other changes	(13)	(6)
Remeasurement	0	(1)
Balance at December 31	44,924	31,043
Interest -bearing loans and borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	28,970	53,737
Changes in cash flows	10,573	(23,521)
Foreign exchange adjustments	2,795	(1,246)
Acquisition lease	0	0
Other changes	0	0
Remeasurement	0	0
Balance at December 31	42,338	28,970
Lease liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	2,073	2,081
Changes in cash flows	(1,069)	(736)
Foreign exchange adjustments	137	(96)
Acquisition lease	1,458	831
Other changes	(13)	(6)
Remeasurement	0	(1)
Balance at December 31	$ 2,586	$ 2,073